Schedule of share capital (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Common shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued, beginning	47,040,730	40,677,840	40,677,840	40,626,609
Shares issued during the period	26,783,471		6,362,890	51,231
Number of shares issued, ending			47,040,730	40,677,840
Shares outstanding as of January 1, 2026	47,040,730	40,677,840	40,677,840
Shares transferred between classes	68,374,678
Shares outstanding as of June 30, 2026	142,198,879,000	40,677,840	47,040,730	40,677,840
Preference A Shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued, beginning	20,762,302	20,762,302	20,762,302	20,762,302
Shares issued during the period
Number of shares issued, ending			20,762,302	20,762,302
Shares outstanding as of January 1, 2026	20,762,302	20,762,302	20,762,302
Shares transferred between classes	(20,762,302)
Shares outstanding as of June 30, 2026	0	20,762,302	20,762,302	20,762,302
Preference B Shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued, beginning	24,173,854	24,173,854	24,173,854	24,173,854
Shares issued during the period
Number of shares issued, ending			24,173,854	24,173,854
Shares outstanding as of January 1, 2026	24,173,854	24,173,854	24,173,854
Shares transferred between classes	(24,173,854)
Shares outstanding as of June 30, 2026	0	24,173,854	24,173,854	24,173,854
Preference C Shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued, beginning	23,438,522	15,135,490	15,135,490	11,936,984
Shares issued during the period		8,303,032	8,303,032	3,198,506
Number of shares issued, ending			23,438,522	15,135,490
Shares outstanding as of January 1, 2026	23,438,522	15,135,490	15,135,490
Shares transferred between classes	(23,438,522)
Shares outstanding as of June 30, 2026	0	23,438,522	23,438,522	15,135,490